Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 272.1	$ 474.8
Accounts receivable, net of allowances of $8.3 (2019) and $8.4 (2018)	684.1	651.8
Other receivables	107.8	57.6
Inventories (Note 7)	1,035.5	1,004.1
Prepaid expenses and other	114.8	113.9
Receivable from Lilly (Note 15)	35.5	0.0
Restricted cash (Note 15)	28.5	202.7
Total current assets	2,278.3	2,504.9
Noncurrent Assets
Goodwill	2,933.1	2,958.0
Other intangibles, net	2,386.5	2,453.0
Other noncurrent assets	219.3	118.4
Property and equipment, net of accumulated depreciation $909.3 (2019) and $878.6 (2018)	930.2	922.4
Total assets	8,747.4	8,956.7
Current Liabilities
Accounts payable	252.1	205.2
Employee compensation	64.2	98.9
Sales rebates and discounts	171.7	169.9
Current portion of long-term debt (Note 8)	29.0	29.0
Other current liabilities	191.2	199.0
Payable to Lilly (Note 15)	0.0	268.7
Total current liabilities	708.2	970.7
Noncurrent Liabilities
Long-term debt (Note 8)	2,436.6	2,443.3
Accrued retirement benefits	106.2	109.1
Deferred taxes (Note 11)	131.8	114.6
Other noncurrent liabilities	168.4	121.5
Total liabilities	3,551.2	3,759.2
Commitments and Contingencies (Note 12)	0.0	0.0
Equity
Common stock, no par value, 5,000,000,000 shares authorized, 365,702,757 and 365,643,911 shares issued and outstanding as of March 31, 2019 and December 31, 2018, respectively	0.0	0.0
Additional paid-in capital	5,398.7	5,403.3
Retained earnings	47.9	16.4
Accumulated other comprehensive loss	(250.4)	(222.2)
Total equity	5,196.2	5,197.5
Total liabilities and equity	$ 8,747.4	$ 8,956.7